Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total		Compensation Actually Paid 1,2,3,4		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs 1,2,5,6	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)	Adjusted EBITDA (Company Measure) 7,8
	for Former PEO (Geller/Weisz) (3)	for Current PEO (Avril) (3)	to Former PEO (Geller/Weisz) (3)	to Current PEO (Avril) (3)			MVW Total Stockholder Return	S&P Composite 1500 Hotels, Resorts & Cruise TSR Index
2025	$14,344,132	$3,994,416	$6,976,141	$5,321,657	$2,653,006	$1,323,161	$51.38	$217.54	$(307,775,183)	$750,811,104
2024	7,437,761	N/A	5,767,942	N/A	2,086,757	1,596,477	72.47	193.78	217,058,511	736,269,523
2023	5,360,952	N/A	1,100,008	N/A	1,915,795	581,977	65.86	147.63	253,228,118	760,717,149
2022	9,832,891	N/A	6,159,868	N/A	3,016,545	2,256,841	100.75	92.28	390,774,814	966,274,378
2021	13,223,937	N/A	17,472,019	N/A	3,405,201	4,215,723	123.93	121.64	52,634,216	656,728,515

1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. The fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by an independent equity valuation firm.

3
Mr. Geller served as the Company’s PEO during 2023 through November 9, 2025 (the “Former PEO”). Mr. Avril served as the Company’s PEO from November 10, 2025 to December 31, 2025 (the “Current PEO”). Mr. Stephen P. Weisz served as the Company’s PEO for 2021 and 2022.

4	The bridge between PEO reported SCT compensation to the Compensation Actually Paid is outlined below:

	Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO
Former PEO (Geller)	2025	$14,344,132	$(6,999,976)	$(368,015)	$6,976,141
Current PEO (Avril)	2025	$3,994,416	$(3,803,425)	$5,130,666	$5,321,657

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
Former PEO (Geller)	2025	$892,789	$(1,339,579)	$1,610,206	$(889,541)	$(641,890)	$—	$(368,015)
Current PEO (Avril)	2025	$5,130,666	$—	$—	$—	$—	$—	$5,130,666

5
Included in the average compensation actually paid to
Non-PEO
NEOs are the following individuals and time periods: Mr. Geller for 2022 and 2021; Mr. Marino for 2025, 2024 and 2023; Mr. Terry for 2023, 2022 and 2021; Mr. Miller for 2025, 2024, 2023, 2022, and 2021; Ms. Marbert for 2024, 2023, 2022, and 2021; Mr. Hunter for 2025, 2024 and 2023; Ms. Gustafson for 2025 and 2024; and Mr. Cunningham for 2021.

6	The bridge between non-PEO NEOs reported SCT compensation to the Compensation Actually Paid is outlined below:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$ 2,653,006	$ (1,599,999)	$ 270,154	$ 1,323,161

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2025	$ 871,779	$ (582,489)	$ —	$ (19,136)	$ —	$ —	$ 270,154

7	Refer to description and reconciliation of Adjusted EBITDA in Appendix A.

8	Prior year amounts for fiscal year 2024 have been reclassified to conform with our current year presentation. Please see “Non-GAAP Financial Measures” for additional information.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Geller served as the Company’s PEO during 2023 through November 9, 2025 (the “Former PEO”). Mr. Avril served as the Company’s PEO from November 10, 2025 to December 31, 2025 (the “Current PEO”). Mr. Stephen P. Weisz served as the Company’s PEO for 2021 and 2022.Included in the average compensation actually paid to
Non-PEO
	NEOs are the following individuals and time periods: Mr. Geller for 2022 and 2021; Mr. Marino for 2025, 2024 and 2023; Mr. Terry for 2023, 2022 and 2021; Mr. Miller for 2025, 2024, 2023, 2022, and 2021; Ms. Marbert for 2024, 2023, 2022, and 2021; Mr. Hunter for 2025, 2024 and 2023; Ms. Gustafson for 2025 and 2024; and Mr. Cunningham for 2021.
Peer Group Issuers, Footnote	The Company utilized the S&P Composite 1500 Hotels, Resorts & Cruise TSR Index, for the peer group. This index has been utilized historically in our Annual Reports on Form
10-K
	in connection with the required performance graph and most closely aligns with our line of business.
Adjustment To PEO Compensation, Footnote
1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. The fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by an independent equity valuation firm.

3
Mr. Geller served as the Company’s PEO during 2023 through November 9, 2025 (the “Former PEO”). Mr. Avril served as the Company’s PEO from November 10, 2025 to December 31, 2025 (the “Current PEO”). Mr. Stephen P. Weisz served as the Company’s PEO for 2021 and 2022.

4	The bridge between PEO reported SCT compensation to the Compensation Actually Paid is outlined below:

	Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO
Former PEO (Geller)	2025	$14,344,132	$(6,999,976)	$(368,015)	$6,976,141
Current PEO (Avril)	2025	$3,994,416	$(3,803,425)	$5,130,666	$5,321,657

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
Former PEO (Geller)	2025	$892,789	$(1,339,579)	$1,610,206	$(889,541)	$(641,890)	$—	$(368,015)
Current PEO (Avril)	2025	$5,130,666	$—	$—	$—	$—	$—	$5,130,666

Non-PEO NEO Average Total Compensation Amount	$ 2,653,006	$ 2,086,757	$ 1,915,795	$ 3,016,545	$ 3,405,201
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,323,161	1,596,477	581,977	2,256,841	4,215,723
Adjustment to Non-PEO NEO Compensation Footnote
1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. The fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by an independent equity valuation firm.
5
Included in the average compensation actually paid to
Non-PEO
NEOs are the following individuals and time periods: Mr. Geller for 2022 and 2021; Mr. Marino for 2025, 2024 and 2023; Mr. Terry for 2023, 2022 and 2021; Mr. Miller for 2025, 2024, 2023, 2022, and 2021; Ms. Marbert for 2024, 2023, 2022, and 2021; Mr. Hunter for 2025, 2024 and 2023; Ms. Gustafson for 2025 and 2024; and Mr. Cunningham for 2021.

6	The bridge between non-PEO NEOs reported SCT compensation to the Compensation Actually Paid is outlined below:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$ 2,653,006	$ (1,599,999)	$ 270,154	$ 1,323,161

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2025	$ 871,779	$ (582,489)	$ —	$ (19,136)	$ —	$ —	$ 270,154

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The CPC reviews a number of performance metrics when assessing the Company’s performance. However, for compensation decisions, the following metrics are the most important:

•	Adjusted EBITDA, with its relative importance noted above, used in the short-term incentive program

•	Total Revenue, a top line financial measure that captures the business and brand contributions to overall Company financials, used in the short-term incentive program

•	Adjusted Return on Invested Capital, a strong driver of free cash flow and important comparator to other companies, used in the long-term incentive program

•
Adjusted earnings per share, aligns the Company’s long-term incentive program with stockholder expectations while promoting sustained performance of the Company over both the shorter- and longer-term, used in the long-term incentive program

Total Shareholder Return Amount	$ 51.38	72.47	65.86	100.75	123.93
Peer Group Total Shareholder Return Amount	217.54	193.78	147.63	92.28	121.64
Net Income (Loss)	$ (307,775,183)	$ 217,058,511	$ 253,228,118	$ 390,774,814	$ 52,634,216
Company Selected Measure Amount	750,811,104	736,269,523	760,717,149	966,274,378	656,728,515
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	As it relates to compensation decisions, Adjusted EBITDA allows for period-over-period comparisons of our ongoing core operations before the impact of excluded items. The CPC establishes goals that are designed to maintain high standards that are achievable but not certain to be met.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted earnings per share
Mr. Geller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,344,132	$ 7,437,761	$ 5,360,952
PEO Actually Paid Compensation Amount	$ 6,976,141	$ 5,767,942	$ 1,100,008
PEO Name	Mr. Geller	Mr. Geller	Mr. Geller
Mr. Avril [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,994,416
PEO Actually Paid Compensation Amount	$ 5,321,657
PEO Name	Mr. Avril
Mr. Stephen P. Weisz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 9,832,891	$ 13,223,937
PEO Actually Paid Compensation Amount				$ 6,159,868	$ 17,472,019
PEO Name				Mr. Stephen P. Weisz	Mr. Stephen P. Weisz
PEO | Mr. Geller [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (368,015)
PEO | Mr. Geller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,789
PEO | Mr. Geller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,339,579)
PEO | Mr. Geller [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,610,206
PEO | Mr. Geller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(889,541)
PEO | Mr. Geller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(641,890)
PEO | Mr. Geller [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Geller [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,999,976)
PEO | Mr. Avril [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,130,666
PEO | Mr. Avril [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,130,666
PEO | Mr. Avril [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Avril [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Avril [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Avril [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Avril [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Avril [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,803,425)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,154
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	871,779
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582,489)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,136)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,599,999)